Fair Value of Financial Instruments and Trading-Related Revenue - Summary of Changes in Level 3 Instruments Carried At Fair Value (Detail) - Valued using models (without observable inputs) [member] - CAD ($)
$ in Millions
		12 Months Ended
		Oct. 31, 2023		Oct. 31, 2022
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		$ 1,184
Assets at end of period		1,326		$ 1,184
NHA MBS US Agency MBS And CMO [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		985
Assets at end of period		896		985
Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		4,044
Assets at end of period		4,208		4,044
Trading securities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		988		682
Change in fair value included in earnings		(137)		(239)
Change in fair value included in other comprehensive income	[1]	9		75
Purchases/Issuances		721	[2]	1,056
Sales		(480)		(662)
Transfers into Level 3		500		446
Transfers out of Level 3		(556)		(370)
Assets at end of period		1,045		988
Change in unrealized gains (losses) recorded in income for instruments still held	[3]	(103)		(46)
Trading securities [member] | NHA MBS US Agency MBS And CMO [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		985		675
Change in fair value included in earnings		(137)		(237)
Change in fair value included in other comprehensive income	[1]	8		76
Purchases/Issuances		682	[2]	1,045
Sales		(473)		(657)
Transfers into Level 3		378		444
Transfers out of Level 3		(547)		(361)
Assets at end of period		896		985
Change in unrealized gains (losses) recorded in income for instruments still held	[3]	(103)		(45)
Trading securities [member] | Corporate debt [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		3		7
Change in fair value included in earnings				(2)
Change in fair value included in other comprehensive income	[1]	1		(1)
Purchases/Issuances		39	[2]	11
Sales		(7)		(5)
Transfers into Level 3		85		2
Transfers out of Level 3		(9)		(9)
Assets at end of period		112		3
Change in unrealized gains (losses) recorded in income for instruments still held	[3]			(1)
Trading securities [member] | Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Transfers into Level 3		37
Assets at end of period		37
Financial assets at fair value through profit or loss [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		4,052		2,442
Change in fair value included in earnings		(233)		231
Change in fair value included in other comprehensive income	[1]	45		176
Purchases/Issuances		2,803	[2]	1,458
Sales		(349)		(321)
Maturities/Settlement		(1)
Transfers into Level 3		15		66
Transfers out of Level 3		(2,097)
Assets at end of period		4,235		4,052
Change in unrealized gains (losses) recorded in income for instruments still held	[3]	(38)		274
Financial assets at fair value through profit or loss [member] | Corporate debt [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		8
Purchases/Issuances		19	[2]	8
Assets at end of period		27		8
Change in unrealized gains (losses) recorded in income for instruments still held	[3]	1
Financial assets at fair value through profit or loss [member] | Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		4,044		2,442
Change in fair value included in earnings		(233)		231
Change in fair value included in other comprehensive income	[1]	45		176
Purchases/Issuances		2,784	[2]	1,450
Sales		(349)		(321)
Maturities/Settlement		(1)
Transfers into Level 3		15		66
Transfers out of Level 3		(2,097)
Assets at end of period		4,208		4,044
Change in unrealized gains (losses) recorded in income for instruments still held	[3]	(39)		274
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		154		133
Change in fair value included in other comprehensive income	[1]	1		1
Purchases/Issuances		7	[2]	15
Sales		(1)		(1)
Maturities/Settlement		(1)
Transfers into Level 3				6
Assets at end of period		160		154
Financial assets at fair value through other comprehensive income, category [member] | Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		153		132
Change in fair value included in other comprehensive income	[1]	1		1
Purchases/Issuances		7	[2]	15
Sales		(1)		(1)
Transfers into Level 3				6
Assets at end of period		160		153
Financial assets at fair value through other comprehensive income, category [member] | US States, municipalities and agencies [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		1		1
Maturities/Settlement		(1)
Assets at end of period				1
Business and government loans [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		20		6
Change in fair value included in other comprehensive income	[1]	4
Purchases/Issuances		259	[2]	15
Maturities/Settlement		(97)		(1)
Assets at end of period		186		20
Derivatives Liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period		2		2
Change in fair value included in earnings		13
Maturities/Settlement		(12)
Transfers into Level 3		8		3
Transfers out of Level 3				(3)
Liabilities at end of period		11		2
Change in unrealized gains (losses) recorded in income for instruments still held	[3]	(37)
Derivatives Liabilities [member] | Equity contracts [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Transfers into Level 3		8
Liabilities at end of period		8
Derivatives Liabilities [member] | Credit default swaps [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period		2		2
Transfers into Level 3				3
Transfers out of Level 3				(3)
Liabilities at end of period		2		2
Derivatives Liabilities [member] | Commodity contracts [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Change in fair value included in earnings		1
Liabilities at end of period		1
Change in unrealized gains (losses) recorded in income for instruments still held	[3]	1
Derivatives Liabilities [member] | Foreign exchange contracts [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Change in fair value included in earnings		12
Maturities/Settlement		(12)
Change in unrealized gains (losses) recorded in income for instruments still held	[3]	(38)
Other Liabilities [Member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period		2
Change in fair value included in earnings		(1)
Purchases/Issuances		11	[2]	2
Sales		(4)
Transfers out of Level 3		(3)
Liabilities at end of period		5		2
Change in unrealized gains (losses) recorded in income for instruments still held	[3]	(1)
Other assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		49
Change in fair value included in earnings		1
Purchases/Issuances		358	[2]	49
Maturities/Settlement		(11)
Assets at end of period		397		49
Change in unrealized gains (losses) recorded in income for instruments still held	[3]	2
Derivatives Asset [Member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		26
Change in fair value included in earnings		(23)
Purchases/Issuances		13	[2]	26
Maturities/Settlement		(9)
Transfers into Level 3		1
Transfers out of Level 3		(3)
Assets at end of period		5		26
Change in unrealized gains (losses) recorded in income for instruments still held	[3]	3
Derivatives Asset [Member] | Equity contracts [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Change in fair value included in earnings		2
Transfers into Level 3		1
Transfers out of Level 3		(3)
Change in unrealized gains (losses) recorded in income for instruments still held	[3]	2
Derivatives Asset [Member] | Commodity contracts [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Change in fair value included in earnings		(8)
Purchases/Issuances	[2]	13
Assets at end of period		5
Change in unrealized gains (losses) recorded in income for instruments still held	[3]	(8)
Derivatives Asset [Member] | Foreign exchange contracts [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		26
Change in fair value included in earnings		(17)
Purchases/Issuances				26
Maturities/Settlement		(9)
Assets at end of period				$ 26
Change in unrealized gains (losses) recorded in income for instruments still held	[3]	$ 9

[1]	Foreign exchange translation on assets and liabilities held by foreign operations is included in other comprehensive income, net foreign operations.
[2]	FVTPL securities include $969 million of Federal Home Loan Bank and Federal Reserve Bank equity and $587 million of investments in Low Income Housing Tax Credit entities, acquired as a result of our acquisition of Bank of the West.
[3]	Changes in unrealized gains (losses) on trading and FVTPL securities still held on October 31, 2023 and 2022 are included in earnings for the year.